CAPITAL MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of Capital Management [Abstract]
Schedule of invested capital
We define Invested Capital as partnership capital removing the impact of the following items: non-controlling interest in operating subsidiaries, retained earnings or deficit, accumulated other comprehensive income and ownership changes.

	As of
US$ MILLIONS	June 30, 2020	December 31, 2019
Partnership Capital	$18,743	$22,177
Remove impact of the following items since inception:
Non-controlling interest - in operating subsidiaries	(11,860)	(14,113)
Deficit	2,450	2,048
Accumulated other comprehensive income	218	(705)
Ownership changes and other	(537)	(398)
Invested Capital	$9,014	$9,009
The following table presents the change in Invested Capital during the three and six-month periods ended June 30, 2020:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2020	2019	2020	2019
Opening balance	$9,011	$8,202	$9,009	$8,156
Issuance of preferred units and preferred shares, net of repurchases	—	—	—	72
Issuances of limited partnership units and redeemable partnership units, net of repurchases	3	2	5	(24)
Ending balance	$9,014	$8,204	$9,014	$8,204
Weighted Average Invested Capital	$9,011	$8,202	$9,010	$8,192